Financing (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Summary of Carrying Value of Notes Payable

	Note A	Note B	Note C	Note D	Note E	Note F	Note G	Total
	December 2,	January 27,	March 6,	March 30,	April 23,	May 08,	July 18,
Issuance Date	2011	2012	2012	2012	2012	2012	2012
Face Value – Convertible Note	$500,000	-	-	-	-	-	-	500,000
Add: Relative fair value of :
Derivative Liability	520,940	-	-	-	-	-	-	100,699
Change in and accelerated amortization of derivative liability on conversions	(420,241)	-	-	-	-	-	-	-
Conversions to shares thru December 31, 2011	(140,000)	-	-	-	-	-	-	(400,000)
Unamortized debt discount at December 31, 2011	(329,425)	-	-	-	-	-	-	(329,425)
Accrued Interest to December 31, 2011	4,027	-	-	-	-	-	-	4,027
Carrying amount of convertible note, net on December 31, 2011	$135,301	-	-	-	-	-	-	135,301

Add: Face Value – Convertible Notes assigned	-	150,000	75,000	162,102	233,098	500,000	18,000	1,138,200
Add: Relative fair value of:
Derivative Liability	-	269,592	166,276	294,731	325,741	761,671	31,082	1,849,093
Change in and accelerated amortization of derivative liability on conversions	(100,699)	(269,592)	(166,276)	(294,731)	(325,741)	9,165,602	607,100	8,615,663
Discount on Note	-	(150,000)	(75,000)	(162,102)	(233,098)	(500,000)	(18,000)	(1,138,200)
Discount amortization thru December 31, 2012	329,425	150,000	75,000	162,102	233,098	383,333	8,250	1,341,208
Interest Accrued thru December 31, 2012	4,473	3,015	1,923	4,912	10,349	39,161	918	64,751
Conversions to shares thru December 31, 2012	(368,500)	(153,015)	(76,923)	(167,014)	(243,447)	(220,000)	-	(1,228,899)
Carrying amount of convertible notes, net on December 31, 2012	$-	-	-	-	-	10,129,767	647,350	10,777,117

	Note A	Note B	Note C	Note D	Note E
	July 27,	August 02,	August 29,	September 10,	September 10,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	53,000	150,000	35,000	75,000	78,500
Add: Relative fair value of:
Derivative Liability	-	154,088	-	86,538	-
Accelerated amortization of derivative liability on conversions	-	(154,088)	-	(86,538)	-
Discount on Note	-	(150,000)	-	(75,000)	-
Discount amortization thru December 31, 2012	-	150,000	-	75,000	-
Interest Accrued thru December 31, 2012	1,767	-	933	-	2,093
Conversions to shares thru December 31, 2012	-	(150,000)	-	(75,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$54,767	-	35,933	-	80,593

	Note F	Note G	Note H	Note I	Note J
	November 02,	October 25,	November 09,	December 05,	December 11,
Issuance Date	2012	2012	2012	2012	2012
Carrying amount of convertible notes, net on December 31, 2011	$-	-	-	-	-

Face Value – Convertible Note	37,500	40,000	40,000	49,000	32,500
Add: Relative fair value of:
Derivative Liability	-	66,183	123,438	191,755	-
Accelerated amortization of derivative liability on conversions	-	(66,183)	(123,438)	(191,755)	-
Discount on Note	-	(40,000)	(40,000)	(49,000)	-
Discount amortization thru December 31, 2012	-	40,000	40,000	49,000	-
Interest Accrued thru December 31, 2012	500	-	-	-	217
Conversions to shares thru December 31, 2012	-	(40,000)	(40,000)	(9,000)	-
Carrying amount of convertible notes, net on December 31, 2012	$38,000	-	-	40,000	32,717

Total
Face Value – Convertible Note	590,500
Add: Relative fair value of:
Derivative Liability	622,001
Accelerated amortization of derivative liability on conversions	(622,001)
Discount on Note	(354,000)
Discount amortization thru December 31, 2012	354,000
Interest Accrued thru December 31, 2012	5,510
Conversions to shares thru December 31, 2012	(314,000)
Carrying amount of convertible notes, net on December 31, 2012	$282,010